Condensed Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021
Cash Flows from Operating Activities:
Net income (loss)		$ (1,000)	$ (1,000)	$ 3,341,073
Adjustments to reconcile net income (loss) to net cash used in operations:
Net gain on investments held in Trust Account				(1,747)
Change in fair value of warrant liabilities				(4,037,000)
Changes in operating assets and liabilities:
Prepaid expenses				(583,799)
Accounts payable				75,024
Accrued expenses		1,000		102,370
Accrued offering expense				33,960
Accrued expense – related party				20,000
Franchise tax payable				24,034
Expensed offering costs			1,000	256,379
Net cash used in operating activities				(769,706)
Cash Flows from Investing Activities:
Investment of cash in Trust Account				(174,225,000)
Net cash used in investing activities				(174,225,000)
Cash Flows from Financing Activities:
Proceeds from promissory note – related party				188,302
Repayment of promissory note – related party				(188,302)
Proceeds from initial public offering, net of underwriter’s discount paid				169,050,000
Proceeds from sale of private placement warrants				7,175,000
Payment of offering costs				(466,282)
Proceeds from sale of Founder Shares		25,000
Proceeds from sale of Common stock to Sponsor			25,000
Net cash provided by financing activities		25,000	25,000	175,758,718
Net Change in Cash		25,000	25,000	764,012
Cash – Beginning of period	25,000			25,000
Cash – End of period	25,000	25,000	25,000	789,012
Supplemental disclosures of non-cash investing and financing activities:
Initial classification of warrant liabilities				$ 16,707,500
Non-cash investing and financing activities:
Deferred offering costs included in accrued offering costs	$ 128,165